UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08707

Name of Fund: BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$2,330	$2,670,553
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	565	634,574

		3,305,127
California — 25.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,895	3,174,657
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,730	2,069,737
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/19 (a)	1,325	1,522,239
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	1,085	1,328,951
2nd, 5.25%, 5/01/33	850	1,007,786
5.00%, 5/01/44	1,090	1,270,122
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,575	1,708,576
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	2,400	2,815,248
5.75%, 3/01/34	2,180	2,581,207
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,839,218
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,288,958
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	1,850	2,033,113
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 0.94%, 5/01/17 (b)	1,140	1,139,681
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,420	1,794,568

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	$1,000	$1,168,430
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,825	1,979,285
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	1,335	1,639,807
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,500	3,097,475
San Pablo Joint Powers Financing Authority, RB, (NPFGC) (c):
0.00%, 12/01/16 (a)	4,725	2,918,627
0.00%, 12/01/24	940	605,050
0.00%, 12/01/25	840	511,207
0.00%, 12/01/26	840	483,361
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,500	1,894,500
5.50%, 11/01/31	2,465	3,107,527
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	725	895,643
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	540	672,392
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	4,070	4,948,998

		50,496,363
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,212,050
5.50%, 11/15/30	340	410,162
5.50%, 11/15/31	405	487,337

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	$1,900	$2,178,179

		4,287,728
District of Columbia — 1.1%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/18 (a)	2,000	2,210,020
Florida — 15.7%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	400	493,364
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,350,613
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,735	2,091,196
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,741,380
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	230	234,943
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,015	1,198,543
Series A, 6.00%, 10/01/38	1,000	1,253,080
Series B, AMT, 6.25%, 10/01/38	460	585,419
Series B, AMT, 6.00%, 10/01/42	615	756,868
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,900	3,389,868
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	3,465	4,127,577
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	4,645	5,307,191
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,040	1,263,163

Municipal Bonds	Par (000)	Value
Florida (continued)
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21 (a)	$3,995	$4,855,443

		30,648,648
Hawaii — 1.4%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	425	515,648
5.25%, 8/01/26	460	557,474
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	1,500	1,760,205

		2,833,327
Illinois — 16.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series C, 6.50%, 1/01/41	5,225	6,358,720
Series A, 5.75%, 1/01/39	1,145	1,342,261
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,000	1,143,610
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	2,000	2,248,120
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,114,370
Sales Tax Receipts, 5.25%, 12/01/40	1,790	1,988,189
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,050	2,258,034
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	2,250	2,622,802
5.25%, 12/01/43	4,015	4,603,077
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C (d):
4.00%, 2/15/41	1,155	1,157,945
5.00%, 2/15/41	555	632,317
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,655,020
6.00%, 6/01/28	400	479,664

2	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO:
5.25%, 2/01/31	$875	$973,473
5.25%, 2/01/32	1,355	1,505,608
5.50%, 7/01/33	2,000	2,249,180
5.50%, 7/01/38	425	473,522

		32,805,912
Indiana — 3.7%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	565	640,812
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,055	3,541,692
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,780	3,107,067

		7,289,571
Kentucky — 0.7%
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Norton Healthcare, Inc., 4.00%, 10/01/35 (d)	1,220	1,343,879
Louisiana — 1.6%
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	1,500	1,831,500
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,215	1,339,574

		3,171,074
Massachusetts — 1.0%
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 4.00%, 10/01/46	520	547,081

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$1,235	$1,310,570

		1,857,651
Michigan — 1.1%
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,910	2,213,270
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	205	232,353
6.50%, 11/15/38	1,120	1,253,415

		1,485,768
Mississippi — 2.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,595	3,520,974
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,222,440

		4,743,414
Nevada — 3.6%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	1,410	1,585,221
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	3,500	3,757,915
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/19 (a)	1,500	1,689,390

		7,032,526
New Jersey — 8.0%
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	3,000	3,490,380
(AGM), 5.00%, 1/01/31	790	921,274
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,100	2,363,046

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	$1,780	$1,984,736
Series A (AGC), 5.63%, 12/15/28	3,170	3,532,046
Series AA, 5.50%, 6/15/39	1,890	2,138,932
Series B, 5.25%, 6/15/36	1,000	1,106,140

		15,536,554
New York — 5.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	3,410	3,835,534
Water & Sewer System, 5.38%, 6/15/43	1,305	1,543,697
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	2,510	2,967,824
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,349,720

		10,696,775
Ohio — 1.2%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	2,000	2,442,120
Pennsylvania — 5.5%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/38 (d)	1,180	1,400,743
Pennsylvania Turnpike Commission, RB:
Series A-1, 5.00%, 12/01/46	1,815	2,161,411
Series B, 5.00%, 12/01/45	4,990	5,949,776
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,000	1,177,350

		10,689,280
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation Group (d):
4.00%, 5/15/36	195	207,813

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation Group (d) (continued):
5.00%, 5/15/39	$430	$504,670

		712,483
South Carolina — 5.8%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,180	2,686,414
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	1,000	1,176,380
6.00%, 7/01/38	1,695	2,051,916
5.50%, 7/01/41	1,000	1,177,760
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	1,095	1,283,778
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	2,500	3,023,025

		11,399,273
Tennessee — 1.5%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 7/01/40	2,500	2,957,500
Texas — 23.4%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,500	2,731,650
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,360	1,645,573
City of Houston Texas Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	3,790	4,347,168
6.00%, 11/15/35	210	241,483
Dallas Area Rapid Transit, Refunding RB:
Senior Lien, 5.25%, 12/01/18 (a)	1,490	1,650,115
Senior Lien, 5.25%, 12/01/38	1,110	1,223,054
Series A, 5.00%, 12/01/48	1,425	1,726,644
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	2,965	3,327,738

4	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
Texas (continued)
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT (continued):
Series H, 5.00%, 11/01/37	$2,200	$2,502,896
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,240	1,517,934
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	4,250	5,078,325
North Texas Tollway Authority, Refunding RB, 1st Tier System:
(NPFGC), 5.75%, 1/01/18 (a)	1,835	1,968,625
(NPFGC), 5.75%, 1/01/40	590	628,692
Series A, 5.63%, 1/01/18 (a)	2,940	3,148,887
Series A, 5.63%, 1/01/33	3,645	3,878,134
Series S, 5.75%, 1/01/18 (a)	7,820	8,389,452
Series SE, 5.75%, 1/01/40	915	977,028
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	620	750,907

		45,734,305
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	570	665,743
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,300	1,478,347

		2,144,090
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,375	1,608,420
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,075	1,265,221

		2,873,641
Total Municipal Bonds — 133.6%		260,910,299

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 4/29/18 (a)	$5,610	$6,053,246
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,771	2,137,515
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(f)	1,039	1,159,505
Florida — 4.2%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/18 (a)	7,500	8,275,875
Illinois — 1.4%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,508	2,686,875
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,554,548
Michigan — 1.9%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	3,020	3,610,199
Nevada — 5.0%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	5,000	5,518,250
Series B, 5.50%, 7/01/19	3,749	4,241,554

		9,759,804
New Jersey — 1.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,289	2,437,550

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York — 5.2%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$1,400	$1,544,927
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,530	5,453,646
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	2,660	3,218,346

		10,216,919
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,105,522

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.1%	48,997,558
Total Long-Term Investments (Cost — $276,677,172) — 158.7%	309,907,857
Total Investments (Cost — $276,677,172*) — 158.7%	309,907,857
Liabilities in Excess of Other Assets — (1.6)%	(3,172,783)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.5)%	(24,454,691)
VMTP Shares, at Liquidation Value — (44.6)%	(87,000,000)

Net Assets Applicable to Common Shares — 100.0%	$195,280,383

* As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$252,544,183

Gross unrealized appreciation	$33,237,914
Gross unrealized depreciation	(301,333)

Net unrealized appreciation	$32,936,581

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate as of period end.

(c)	Zero-coupon bond.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on November 15, 2019, is $2,225,641. See Note 4 of the Notes to Financial Statements for details.

(g)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Net Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,352,893	(1,352,893)	—	—	$599

(h)	Current yield as of period end.

6	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(20)	5-Year U.S. Treasury Note	September 2016	$2,440,313	$351
(29)	10-Year U.S. Treasury Note	September 2016	$3,858,359	(3,840)
(10)	Long U.S. Treasury Bond	September 2016	$1,744,375	(24,725)
(2)	Ultra U.S. Treasury Bond	September 2016	$381,062	(14,631)
Total				$(42,845)

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$309,907,857	—	$309,907,857

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$351	—	—	$351
Liabilities:
Interest rate contracts	(43,196)	—	—	(43,196)

Total	$(42,845)	—	—	$(42,845)

[1] See above Schedule of Investments for values in each state.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$104,150	—	—	$104,150
Liabilities:
Bank overdraft	—	$(107,366)	—	(107,366)
TOB Trust Certificates	—	(24,427,093)	—	(24,427,093)
VMTP Shares at Liquidation Value	—	(87,000,000)	—	(87,000,000)

Total	$104,150	$(111,534,459)	—	$(111,430,309)

During the period ended July 31, 2016, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date:	September 21, 2016